OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00266

Tri-Continental Corporation

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Tri-Continental Corporation, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 65.5%
Issuer	Shares	Value ($)
Consumer Discretionary 6.9%
Automobiles 0.4%
Ford Motor Co.	563,500	6,559,140
Diversified Consumer Services 0.1%
H&R Block, Inc.	42,800	995,100
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	162,900	13,629,843
Extended Stay America, Inc.	485,000	7,730,900
Six Flags Entertainment Corp.	62,500	3,718,125
Total		25,078,868
Media 1.3%
Comcast Corp., Class A	394,400	14,825,496
News Corp., Class A	413,800	5,379,400
Total		20,204,896
Multiline Retail 0.4%
Kohl’s Corp.	163,900	6,524,859
Specialty Retail 3.1%
Best Buy Co., Inc.	280,300	13,776,745
Foot Locker, Inc.	16,900	1,264,289
Home Depot, Inc. (The)	20,000	2,936,600
Ross Stores, Inc.	195,000	12,844,650
Staples, Inc.	650,000	5,700,500
TJX Companies, Inc. (The)	149,100	11,790,828
Total		48,313,612
Total Consumer Discretionary		107,676,475
Consumer Staples 6.3%
Food & Staples Retailing 2.4%
CVS Health Corp.	15,000	1,177,500
SYSCO Corp.	397,900	20,658,968
Wal-Mart Stores, Inc.	221,300	15,951,304
Total		37,787,772
Food Products 1.2%
General Mills, Inc.	95,000	5,605,950
Tyson Foods, Inc., Class A	204,000	12,588,840
Total		18,194,790
Household Products 0.4%
Procter & Gamble Co. (The)	75,200	6,756,720
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.3%
Altria Group, Inc.	312,700	22,333,034
Philip Morris International, Inc.	122,100	13,785,090
Total		36,118,124
Total Consumer Staples		98,857,406
Energy 4.5%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.	152,000	9,092,640
Oil, Gas & Consumable Fuels 3.9%
Apache Corp.	52,000	2,672,280
BP PLC, ADR	235,000	8,112,200
Chevron Corp.(a)	71,300	7,655,481
ConocoPhillips	293,500	14,636,845
Exxon Mobil Corp.	9,700	795,497
Goodrich Petroleum Corp.(b)	57,222	805,400
Goodrich Petroleum Corp.(b),(c)	3,824,000	4
HollyFrontier Corp.	60,300	1,708,902
Stone Energy Corp.(b)	133,943	2,925,315
Suncor Energy, Inc.	260,000	7,995,000
Valero Energy Corp.	213,400	14,146,286
Total		61,453,210
Total Energy		70,545,850
Financials 10.2%
Banks 4.8%
Bank of America Corp.	1,189,900	28,069,741
Fifth Third Bancorp	369,800	9,392,920
First Hawaiian, Inc.	127,500	3,814,800
JPMorgan Chase & Co.	298,600	26,229,024
PacWest Bancorp	145,000	7,722,700
Total		75,229,185
Capital Markets 2.2%
Ares Capital Corp.	450,000	7,821,000
CME Group, Inc.	12,800	1,520,640
Morgan Stanley	101,500	4,348,260
S&P Global, Inc.	114,100	14,917,434
T. Rowe Price Group, Inc.	73,400	5,002,210
Total		33,609,544

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Tri-Continental Corporation | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.2%
Discover Financial Services	11,900	813,841
Navient Corp.	167,100	2,466,396
Total		3,280,237
Insurance 2.4%
Aflac, Inc.	32,900	2,382,618
Allstate Corp. (The)	67,500	5,500,575
Marsh & McLennan Companies, Inc.	93,100	6,879,159
MetLife, Inc.	72,500	3,829,450
Prudential Financial, Inc.	133,700	14,263,116
Validus Holdings Ltd.	70,000	3,947,300
Total		36,802,218
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Blackstone Mortgage Trust, Inc.	70,000	2,167,200
Starwood Property Trust, Inc.	340,000	7,677,200
Total		9,844,400
Total Financials		158,765,584
Health Care 8.7%
Biotechnology 1.8%
AbbVie, Inc.	120,600	7,858,296
Alexion Pharmaceuticals, Inc.(b)	30,400	3,685,696
Biogen, Inc.(b)	17,000	4,648,140
BioMarin Pharmaceutical, Inc.(b)	20,300	1,781,934
Celgene Corp.(b)	51,800	6,445,474
Vertex Pharmaceuticals, Inc.(b)	37,800	4,133,430
Total		28,552,970
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	278,400	14,437,824
Hologic, Inc.(b)	48,200	2,050,910
Medtronic PLC	95,000	7,653,200
Total		24,141,934
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	70,000	5,708,500
Express Scripts Holding Co.(b)	143,800	9,477,858
McKesson Corp.	67,300	9,977,898
Total		25,164,256
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.7%
Johnson & Johnson	87,700	10,923,035
Mallinckrodt PLC(b)	19,400	864,658
Merck & Co., Inc.	414,600	26,343,684
Pfizer, Inc.	573,809	19,630,006
Total		57,761,383
Total Health Care		135,620,543
Industrials 5.9%
Aerospace & Defense 2.3%
Boeing Co. (The)	104,700	18,517,242
Lockheed Martin Corp.	66,200	17,715,120
Total		36,232,362
Airlines 1.1%
Delta Air Lines, Inc.	175,700	8,075,172
Southwest Airlines Co.	164,300	8,832,768
Total		16,907,940
Commercial Services & Supplies 0.1%
Waste Management, Inc.	24,900	1,815,708
Electrical Equipment 0.2%
Emerson Electric Co.	41,400	2,478,204
Industrial Conglomerates 1.1%
3M Co.	88,700	16,970,971
Machinery 0.2%
Ingersoll-Rand PLC	46,900	3,813,908
Professional Services 0.2%
Nielsen Holdings PLC	82,900	3,424,599
Road & Rail 0.1%
Union Pacific Corp.	11,400	1,207,488
Transportation Infrastructure 0.6%
Macquarie Infrastructure Corp.	107,500	8,662,350
Total Industrials		91,513,530
Information Technology 14.8%
Communications Equipment 1.9%
Cisco Systems, Inc.	780,100	26,367,380
F5 Networks, Inc.(b)	27,800	3,963,446
Total		30,330,826

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
2	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	217,500	5,872,500
Internet Software & Services 2.6%
Alphabet, Inc., Class A(b)	7,500	6,358,500
Facebook, Inc., Class A(b)	158,900	22,571,745
VeriSign, Inc.(b)	139,400	12,143,134
Total		41,073,379
IT Services 2.0%
Automatic Data Processing, Inc.	57,500	5,887,425
Booz Allen Hamilton Holdings Corp.	112,500	3,981,375
Leidos Holdings, Inc.	72,500	3,707,650
MasterCard, Inc., Class A	151,500	17,039,205
Total		30,615,655
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	72,500	5,941,375
Applied Materials, Inc.	103,500	4,026,150
Broadcom Ltd.	26,000	5,692,960
Lam Research Corp.	56,300	7,226,668
Maxim Integrated Products, Inc.	132,500	5,957,200
QUALCOMM, Inc.	237,500	13,618,250
Total		42,462,603
Software 3.3%
Adobe Systems, Inc.(b)	49,700	6,467,461
Electronic Arts, Inc.(b)	95,000	8,504,400
Microsoft Corp.	550,500	36,255,930
Total		51,227,791
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	176,050	25,291,343
Western Digital Corp.	50,000	4,126,500
Total		29,417,843
Total Information Technology		231,000,597
Materials 1.8%
Chemicals 1.2%
Dow Chemical Co. (The)	87,500	5,559,750
LyondellBasell Industries NV, Class A	144,900	13,213,431
Total		18,773,181
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
International Paper Co.	144,400	7,332,632
Metals & Mining 0.1%
Newmont Mining Corp.	78,700	2,593,952
Total Materials		28,699,765
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 2.0%
Alexandria Real Estate Equities, Inc.	52,500	5,802,300
American Tower Corp.	127,000	15,435,580
Equinix, Inc.	15,500	6,205,735
Host Hotels & Resorts, Inc.	111,900	2,088,054
SL Green Realty Corp.	16,300	1,737,906
Total		31,269,575
Total Real Estate		31,269,575
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	661,700	27,493,635
Total Telecommunication Services		27,493,635
Utilities 2.6%
Electric Utilities 1.3%
Entergy Corp.	171,900	13,057,524
Xcel Energy, Inc.	140,000	6,223,000
Total		19,280,524
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	422,291	7,343,640
NRG Yield, Inc. Class C	40,000	708,000
Total		8,051,640
Multi-Utilities 0.8%
Ameren Corp.	20,100	1,097,259
CenterPoint Energy, Inc.	326,000	8,987,820
Public Service Enterprise Group, Inc.	63,900	2,833,965
Total		12,919,044
Total Utilities		40,251,208
Total Common Stocks (Cost $971,659,908)		1,021,694,168

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Tri-Continental Corporation | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Convertible Bonds 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.5%
Navistar International Corp.
04/15/19	4.750%	7,709,000	7,400,640
Brokerage/Asset Managers/Exchanges 0.3%
Hercules Capital, Inc.(d)
02/01/22	4.375%	4,144,000	4,242,420
Cable and Satellite 0.5%
DISH Network Corp.(d)
08/15/26	3.375%	6,450,000	7,815,916
Consumer Products 0.5%
Iconix Brand Group, Inc.
03/15/18	1.500%	8,480,000	8,013,600
Electric 0.4%
SunPower Corp.
01/15/23	4.000%	7,500,000	5,853,788
Health Care 0.7%
Fluidigm Corp.
02/01/34	2.750%	6,500,000	4,391,887
Invacare Corp.
02/15/21	5.000%	4,095,000	4,125,713
Novavax, Inc.
02/01/23	3.750%	4,200,000	1,926,750
Total			10,444,350
Independent Energy 0.5%
Chesapeake Energy Corp.(d)
09/15/26	5.500%	7,200,000	7,494,984
Chesapeake Energy Corp.
12/15/38	2.250%	10,000	9,650
Total			7,504,634
Media and Entertainment 0.2%
Liberty Interactive LLC(d)
09/30/46	1.750%	3,600,000	4,047,750
Oil Field Services 0.4%
Cobalt International Energy, Inc.
12/01/19	2.625%	6,400,000	2,079,994
Weatherford International Ltd.
07/01/21	5.875%	3,000,000	3,853,125
Total			5,933,119
Other Financial Institutions 0.4%
Encore Capital Group, Inc.(d)
03/15/22	3.250%	4,050,000	3,731,063
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walter Investment Management Corp.
11/01/19	4.500%	6,500,000	2,145,000
Total			5,876,063
Other Industry 0.6%
General Cable Corp.(e)
Subordinated
11/15/29	4.500%	7,000,000	5,429,375
Green Plains, Inc.(d)
09/01/22	4.125%	3,300,000	3,669,187
Total			9,098,562
Other REIT 0.9%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	4,850,000	5,546,217
Colony Starwood Homes(d)
01/15/22	3.500%	3,900,000	4,126,687
New York Mortgage Trust, Inc.
01/15/22	6.250%	3,950,000	3,866,063
Total			13,538,967
Pharmaceuticals 1.3%
Acorda Therapeutics, Inc.
06/15/21	1.750%	4,500,000	3,825,000
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	5,000,000	4,064,545
Intercept Pharmaceuticals, Inc.
07/01/23	3.250%	6,100,000	5,684,437
Medicines Co. (The)(d)
07/15/23	2.750%	3,350,000	4,036,750
PTC Therapeutics, Inc.
08/15/22	3.000%	5,500,000	3,454,688
Total			21,065,420
Property & Casualty 0.5%
MGIC Investment Corp.(d),(e)
Junior Subordinated
04/01/63	9.000%	6,150,000	7,933,500
Refining 0.2%
Clean Energy Fuels Corp.(d)
10/01/18	5.250%	4,100,000	3,943,688
Retailers 0.1%
GNC Holdings, Inc.
08/15/20	1.500%	3,000,000	1,792,500

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
4	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.9%
Microchip Technology, Inc.(d)
Junior Subordinated
02/15/37	2.250%	9,700,000	9,874,600
Micron Technology, Inc.
02/15/33	2.125%	1,800,000	4,801,500
Total			14,676,100
Transportation Services 0.5%
Aegean Marine Petroleum Network, Inc.(d)
12/15/21	4.250%	3,900,000	4,161,885
Ship Finance International Ltd.
10/15/21	5.750%	3,850,000	3,823,531
Total			7,985,416
Total Convertible Bonds (Cost $156,007,617)			147,166,433

Convertible Preferred Stocks 7.1%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Staples 0.5%
Food Products 0.5%
Bunge Ltd.	4.875%	72,500	7,829,202
Total Consumer Staples			7,829,202
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Anadarko Petroleum Corp.	7.500%	92,500	4,022,825
Hess Corp.	8.000%	82,500	4,908,750
WPX Energy, Inc.	6.250%	61,000	3,686,840
Total			12,618,415
Total Energy			12,618,415
Financials 1.3%
Banks 0.5%
Bank of America Corp.	7.250%	6,500	7,767,890
Capital Markets 0.8%
AMG Capital Trust II	5.150%	137,500	7,811,719
Cowen Group, Inc.	5.625%	6,000	4,934,160
Total			12,745,879
Total Financials			20,513,769
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Health Care 1.2%
Health Care Equipment & Supplies 0.2%
Alere, Inc.	3.000%	12,000	3,936,000
Health Care Providers & Services 0.5%
Anthem, Inc.	5.250%	75,000	3,825,000
Envision Healthcare Corp.	5.250%	32,500	3,705,650
Total			7,530,650
Pharmaceuticals 0.5%
Allergan PLC	5.500%	9,100	7,732,998
Total Health Care			19,199,648
Industrials 0.3%
Machinery 0.3%
Rexnord Corp.	5.750%	70,000	3,845,100
Total Industrials			3,845,100
Information Technology 0.8%
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc.	6.750%	80,000	7,760,000
Internet Software & Services 0.3%
Mandatory Exchangeable Trust(d)	5.750%	34,500	4,466,025
Total Information Technology			12,226,025
Materials 0.2%
Chemicals 0.2%
A. Schulman, Inc.	6.000%	4,300	3,657,580
Total Materials			3,657,580
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
American Tower Corp.	5.500%	77,500	8,656,750
Total Real Estate			8,656,750
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.1%
Frontier Communications Corp.	11.125%	52,500	2,586,150
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc.	5.500%	40,000	4,232,400
Total Telecommunication Services			6,818,550

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Tri-Continental Corporation | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Utilities 1.0%
Electric Utilities 0.5%
Great Plains Energy, Inc.	7.000%	150,000	8,059,500
Multi-Utilities 0.5%
DTE Energy Co.	6.500%	147,500	7,925,175
Total Utilities			15,984,675
Total Convertible Preferred Stocks (Cost $115,863,057)			111,349,714

Corporate Bonds & Notes 14.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
ADS Tactical, Inc.(d)
04/01/18	11.000%	7,400,000	7,400,000
Automotive 0.2%
Navistar International Corp.
11/01/21	8.250%	3,700,000	3,699,963
Banking 0.8%
Popular, Inc.
07/01/19	7.000%	7,500,000	7,828,125
Synovus Financial Corp.(e)
Subordinated
12/15/25	5.750%	4,000,000	4,233,500
Total			12,061,625
Brokerage/Asset Managers/Exchanges 0.5%
LPL Holdings, Inc.(d)
09/15/25	5.750%	8,000,000	8,080,000
Cable and Satellite 0.9%
Charter Communications Operating LLC/Capital
10/23/45	6.484%	6,800,000	7,829,085
Telesat Canada/LLC(d)
11/15/24	8.875%	5,860,000	6,416,700
Total			14,245,785
Chemicals 0.2%
A. Schulman, Inc.
06/01/23	6.875%	3,700,000	3,838,750
Diversified Manufacturing 1.0%
Gardner Denver, Inc.(d)
08/15/21	6.875%	7,500,000	7,743,750
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hamilton Sundstrand Corp.(d)
12/15/20	7.750%	8,850,000	7,434,000
Total			15,177,750
Electric 0.3%
Covanta Holding Corp.
07/01/25	5.875%	4,923,000	4,932,231
Finance Companies 0.4%
iStar, Inc.
04/01/22	6.000%	5,843,000	5,930,645
Food and Beverage 0.8%
AdvancePierre Foods Holdings, Inc.(d)
12/15/24	5.500%	3,788,000	3,830,615
Chobani LLC/Finance Corp., Inc.(d),(f)
04/15/25	7.500%	4,597,000	4,706,179
Lamb Weston Holdings, Inc.(d)
11/01/26	4.875%	3,900,000	3,978,000
Total			12,514,794
Gaming 0.4%
Scientific Games International, Inc.
12/01/22	10.000%	5,800,000	6,184,250
Health Care 0.3%
Envision Healthcare Corp.(d)
12/01/24	6.250%	1,847,000	1,939,350
Quotient Ltd.(c),(d)
10/15/23	12.000%	2,170,000	2,170,000
Total			4,109,350
Healthcare Insurance 0.5%
Centene Corp.
01/15/25	4.750%	7,955,000	7,999,787
Independent Energy 0.2%
Stone Energy Corp.
05/31/22	7.500%	3,936,177	3,827,932
Media and Entertainment 0.7%
AMC Networks, Inc.
04/01/24	5.000%	3,669,000	3,669,000
Lions Gate Entertainment Corp.(d)
11/01/24	5.875%	7,450,000	7,729,375
Total			11,398,375
Midstream 0.5%
Blue Racer Midstream LLC/Finance Corp.(d)
11/15/22	6.125%	7,500,000	7,593,750

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
6	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Precision Drilling Corp.(d)
12/15/23	7.750%	3,750,000	3,946,875
Other Industry 0.2%
MasTec, Inc.
03/15/23	4.875%	3,125,000	3,085,937
Packaging 1.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
02/15/25	6.000%	3,875,000	3,918,594
BWAY Holding Co.(d),(f)
04/15/25	7.250%	4,650,000	4,650,000
Novolex (d)
01/15/25	6.875%	7,690,000	7,856,104
Total			16,424,698
Pharmaceuticals 0.7%
AMAG Pharmaceuticals, Inc.(d)
09/01/23	7.875%	3,850,000	3,647,875
Valeant Pharmaceuticals International, Inc.(d)
03/01/23	5.500%	8,700,000	6,699,000
Total			10,346,875
Property & Casualty 0.1%
MGIC Investment Corp.
08/15/23	5.750%	1,267,000	1,336,685
Retailers 0.1%
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	1,937,000	2,169,440
Supermarkets 0.5%
Safeway, Inc.
02/01/31	7.250%	7,512,000	7,277,250
Technology 1.5%
Alliance Data Systems Corp.(d)
11/01/21	5.875%	7,450,000	7,710,750
Diebold, Inc.
04/15/24	8.500%	7,000,000	7,735,000
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/US Holdings I, LLC(d)
11/30/24	10.000%	3,750,000	4,078,125
Informatica LLC(d)
07/15/23	7.125%	3,988,000	3,878,330
Total			23,402,205
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.9%
Fortress Transportation & Infrastructure Investors LLC(d)
03/15/22	6.750%	6,150,000	6,111,562
Hertz Corp. (The)
10/15/22	6.250%	8,350,000	7,932,500
Total			14,044,062
Wirelines 0.7%
Frontier Communications Corp.
01/15/25	6.875%	1,130,000	935,075
09/15/25	11.000%	10,360,000	10,075,100
Total			11,010,175
Total Corporate Bonds & Notes (Cost $219,116,262)			222,039,189

Limited Partnerships 0.9%
Issuer	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enviva Partners LP	140,000	3,934,000
Total Energy		3,934,000
Industrials 0.3%
Trading Companies & Distributors 0.3%
Fortress Transportation & Infrastructure Investors LLC	265,000	3,951,150
Total Industrials		3,951,150
Utilities 0.4%
Independent Power and Renewable Electricity Producers 0.4%
8Point3 Energy Partners LP	425,000	5,767,250
Total Utilities		5,767,250
Total Limited Partnerships (Cost $15,780,680)		13,652,400

Preferred Debt 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.1%
Citigroup Capital XIII(e)
10/30/40	6.692%	305,000	8,128,250
Wells Fargo & Co.
12/31/49	7.500%	6,600	8,184,000
Total			16,312,250
Total Preferred Debt (Cost $15,448,751)			16,312,250

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Tri-Continental Corporation | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Preferred Stocks 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.3%
Banks 0.3%
GMAC Capital Trust I(e)	6.824%	150,000	3,814,500
Total Financials			3,814,500
Total Preferred Stocks (Cost $3,820,500)			3,814,500

Senior Loans 0.7%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Virtus Investment Partners(e),(f),(g)
Tranche B Term Loan
03/03/24	4.814%	1,231,000	1,243,310
Food and Beverage 0.3%
Herbalife Financing SARL(e),(g)
Term Loan
02/15/23	6.482%	4,000,000	3,998,320
Leisure 0.1%
Equinox Holdings, Inc.(e),(g)
2nd Lien Term Loan
09/06/24	8.000%	1,231,000	1,246,904
Retailers 0.2%
BJ’s Wholesale Club, Inc.(e),(g)
2nd Lien Term Loan
02/03/25	8.500%	3,808,000	3,708,992
Total Senior Loans (Cost $10,292,236)			10,197,526
Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(b),(c),(h)	14,104	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(i),(j)	7,230,224	7,230,224
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.530%(i)	6,385,786	6,385,786
Total Money Market Funds (Cost $13,615,886)		13,616,010
Total Investments (Cost: $1,521,604,897)		1,559,842,190
Other Assets & Liabilities, Net		(904,929)
Net Assets		1,558,937,261

At March 31, 2017, securities and/or cash totaling $526,113 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	2	USD	235,920	06/2017	1,215	—
S&P 500 E-mini	61	USD	7,195,560	06/2017	—	(16,704)
Total			7,431,480		1,215	(16,704)
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
8	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $2,170,004, which represents 0.14% of net assets.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Directors. At March 31, 2017, the value of these securities amounted to $191,063,389 or 12.26% of net assets.
(e)	Variable rate security.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	Negligible market value.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	4,250,122	23,809,728	(20,829,626)	7,230,224	40	8,034	7,230,224
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,521,605,000	93,554,000	(55,317,000)	38,237,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Tri-Continental Corporation | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	107,676,475	—	—	—	107,676,475
Consumer Staples	98,857,406	—	—	—	98,857,406
Energy	70,545,846	—	4	—	70,545,850
Financials	158,765,584	—	—	—	158,765,584
Health Care	135,620,543	—	—	—	135,620,543
Industrials	91,513,530	—	—	—	91,513,530
Information Technology	231,000,597	—	—	—	231,000,597
Materials	28,699,765	—	—	—	28,699,765
Real Estate	31,269,575	—	—	—	31,269,575
Telecommunication Services	27,493,635	—	—	—	27,493,635
Utilities	40,251,208	—	—	—	40,251,208
Total Common Stocks	1,021,694,164	—	4	—	1,021,694,168
Convertible Bonds	—	147,166,433	—	—	147,166,433
Convertible Preferred Stocks
Consumer Staples	—	7,829,202	—	—	7,829,202
Energy	12,618,415	—	—	—	12,618,415
Financials	7,767,890	12,745,879	—	—	20,513,769
Health Care	19,199,648	—	—	—	19,199,648
Industrials	3,845,100	—	—	—	3,845,100
Information Technology	7,760,000	4,466,025	—	—	12,226,025
Materials	—	3,657,580	—	—	3,657,580
Real Estate	8,656,750	—	—	—	8,656,750
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
10	Tri-Continental Corporation | Quarterly Report 2017

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	6,818,550	—	—	—	6,818,550
Utilities	15,984,675	—	—	—	15,984,675
Total Convertible Preferred Stocks	82,651,028	28,698,686	—	—	111,349,714
Corporate Bonds & Notes	—	219,869,189	2,170,000	—	222,039,189
Limited Partnerships
Energy	3,934,000	—	—	—	3,934,000
Industrials	3,951,150	—	—	—	3,951,150
Utilities	5,767,250	—	—	—	5,767,250
Total Limited Partnerships	13,652,400	—	—	—	13,652,400
Preferred Debt	16,312,250	—	—	—	16,312,250
Preferred Stocks
Financials	3,814,500	—	—	—	3,814,500
Senior Loans	—	10,197,526	—	—	10,197,526
Warrants	—	—	0*	—	0*
Money Market Funds	6,385,786	—	—	7,230,224	13,616,010
Total Investments	1,144,510,128	405,931,834	2,170,004	7,230,224	1,559,842,190
Derivatives
Asset
Futures Contracts	1,215	—	—	—	1,215
Liability
Futures Contracts	(16,704)	—	—	—	(16,704)
Total	1,144,494,639	405,931,834	2,170,004	7,230,224	1,559,826,701

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain common stock and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Tri-Continental Corporation | Quarterly Report 2017	11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2017